Operating profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Revenue	$ 6,164	$ 5,810	$ 5,549
Cost of goods sold	(1,972)	(1,764)	(1,730)
Gross profit	4,192	4,046	3,819
Research and development expenses	(296)	(289)	(339)
Marketing, selling and distribution expenses	(2,362)	(2,276)	(2,218)
Administrative expenses	(740)	(824)	(837)
Selling, general and administrative expenses	(3,102)	(3,100)	(3,055)
Operating profit	794	657	425
Restructuring and rationalisation expenses	47	123	220
Acquisition and disposal related items	32	94	60
Amortisation and impairment of acquisition intangibles	176	187	207
Amortisation of intangible assets	239	230	221
Impairment of intangible assets	10	16	37
Impairment of goodwill	0	65	84
Impairment of property, plant and equipment (reversal)/ charge	(11)	9	31
Fair value remeasurement of trade investments	1		4
Depreciation of property, plant and equipment	335	325	306
Loss on disposal of property, plant and equipment and intangible assets	23	22	18
Advertising costs	91	84	88
Depreciation of right-of-use assets	49	54	54
BHR
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of goodwill	63	63
Engage
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of goodwill			84
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	161	6	27
Restructuring and rationalisation expenses	13	20	73
Acquisition and disposal related items	2	13	3
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	0	1	21
Restructuring and rationalisation expenses	2	0	18
Acquisition and disposal related items	0	0	1
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	1		10
Restructuring and rationalisation expenses	32	103	129
Acquisition and disposal related items	30	81	56
Amortisation and impairment of software and other intangible assets	73	58	51
Amortisation and impairment of acquisition intangibles	$ 176	187	$ 207
Credit relating to legal and other items		$ 19